SCHEDULE OF SHORT- TERM BORROWINGS (Details) $ in Thousands		12 Months Ended
	Dec. 09, 2021	Dec. 31, 2022 USD ($)	Dec. 31, 2022 HKD ($)	Aug. 29, 2022 HKD ($)	Dec. 31, 2021 HKD ($)	Sep. 09, 2021 HKD ($)	Feb. 19, 2020 HKD ($)
Short-Term Debt [Line Items]
Debt Instrument, Maturity Date, Description	extended from August 6, 2023 to August 6, 2026
Short term loan		$ 189	$ 1,478,000	$ 6,000,000	$ 7,259,000	$ 3,875,000	$ 6,000,000
Shen Tao Yu [Member]
Short-Term Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		18.00%	18.00%
Debt Instrument, Maturity Date, Description		4/10/2020
Debt Instrument, Currency		HK$6,000
Debt Instrument, Face Amount					6,000,000
Tian Ming [Member]
Short-Term Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		4.00%	4.00%
Debt Instrument, Maturity Date, Description		30/6/2022
Debt Instrument, Currency		RMB3,250
Debt Instrument, Face Amount		$ 373	$ 2,911,000
Shen Tao Yu And Tian Ming Member [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount		$ 373	$ 2,911,000		6,000,000
Zhao Ying Mei [Member]
Short-Term Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		5.50%	5.50%
Debt Instrument, Maturity Date, Description		8/9/2023
Debt Instrument, Currency		HK$3,875
Debt Instrument, Face Amount					3,875,000
Shen Tao Yu Two [Member]
Short-Term Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		9.00%	9.00%
Debt Instrument, Maturity Date, Description		28/8/2024
Debt Instrument, Currency		HK$6,000
Debt Instrument, Face Amount		$ 769	$ 6,000,000
Li Jia [Member]
Short-Term Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		9.00%	9.00%
Debt Instrument, Maturity Date, Description		28/8/2024
Short term loan				$ 5,000,000
Debt Instrument, Currency		HK$5,000
Debt Instrument, Face Amount		$ 641	$ 5,000,000
Shen Tao Yu And Li Jia [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount		$ 1,410	$ 11,000,000
Boxuan Wu [Member]
Short-Term Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		4.75%	4.75%
Debt Instrument, Maturity Date, Description		2023
Short term loan		$ 189	$ 1,478,000		2,104,000
Lexinter International Inc [Member]
Short-Term Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		5.00%	5.00%
Debt Instrument, Maturity Date, Description		2022
Short term loan					1,085,000
Earthasia Worldwide Holdings Limited [Member]
Short-Term Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		12.00%	12.00%
Debt Instrument, Maturity Date, Description		2021
Short term loan					95,000
Shanghai Yi Gui Pinpai Mangaement Limited [Member]
Short-Term Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		8.00%	8.00%
Debt Instrument, Maturity Date, Description		2021
Short term loan					$ 3,975,000